SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2023
SUBSEQUENT EVENTS
Subsequent events

22. SUBSEQUENT EVENTS

At-The-Market Sales – Subsequent to September 30, 2023, the Company issued 1,091,425 common shares in at-the-market offerings under prospectus supplement for gross proceeds of $556.